Stock-based Compensation - Summary of Company's Overall Restricted Shares (Detail)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Restricted Shares [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Opening Balance, Number of Shares | shares	1,474,191
Forfeited, Number of Shares | shares	(2,138)
Vested, Number of Shares | shares	(1,472,053)
Ending Balance, Number of Shares | shares	0
Opening Balance, Weighted Average Grant Date Fair Value per Share | $ / shares	$ 9.64
Forfeited, Weighted Average Grant Date Fair Value per Share | $ / shares	9.64
Vested, Weighted Average Grant Date Fair Value per Share | $ / shares	9.64
Ending Balance, Weighted Average Grant Date Fair Value per Share | $ / shares	$ 0
Equity Settled Restricted Share Units [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Opening Balance, Number of Shares | shares	6,665,511
Granted, Number of Shares | shares	3,279,410
Forfeited, Number of Shares | shares	(642,150)
Vested, Number of Shares | shares	(3,052,043)
Ending Balance, Number of Shares | shares	6,250,728
Opening Balance, Weighted Average Grant Date Fair Value per Share | $ / shares	$ 5.5
Granted, Weighted Average Grant Date Fair Value per Share | $ / shares	10.09
Forfeited, Weighted Average Grant Date Fair Value per Share | $ / shares	6.57
Vested, Weighted Average Grant Date Fair Value per Share | $ / shares	5.63
Ending Balance, Weighted Average Grant Date Fair Value per Share | $ / shares	$ 7.73
Cash-settled Restricted Share Units [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Opening Balance, Number of Shares | shares	94,279
Granted, Number of Shares | shares	37,016
Forfeited, Number of Shares | shares	(1,672)
Vested, Number of Shares | shares	(41,324)
Ending Balance, Number of Shares | shares	88,299
Opening Balance, Weighted Average Grant Date Fair Value per Share | $ / shares	$ 5.38
Granted, Weighted Average Grant Date Fair Value per Share | $ / shares	9.73
Forfeited, Weighted Average Grant Date Fair Value per Share | $ / shares	5.44
Vested, Weighted Average Grant Date Fair Value per Share | $ / shares	5.28
Ending Balance, Weighted Average Grant Date Fair Value per Share | $ / shares	$ 7.25
Equity-settled Performance-Based Restricted Share Units [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Opening Balance, Number of Shares | shares	12,636,379
Granted, Number of Shares | shares	12,550,859
Forfeited, Number of Shares | shares	(697,339)
Vested, Number of Shares | shares	(4,486,790)
Ending Balance, Number of Shares | shares	21,397,787
Opening Balance, Weighted Average Grant Date Fair Value per Share | $ / shares	$ 5.37
Granted, Weighted Average Grant Date Fair Value per Share | $ / shares	9.98
Forfeited, Weighted Average Grant Date Fair Value per Share | $ / shares	4.3
Vested, Weighted Average Grant Date Fair Value per Share | $ / shares	5.36
Ending Balance, Weighted Average Grant Date Fair Value per Share | $ / shares	$ 8.05